Trade Receivables - Ageing Analysis of Trade Receivables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	¥ 2,619	¥ 2,858
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,672	2,897
Gross carrying amount [member] | Within 1 month [member]
Disclosure of financial assets [line items]
Trade receivables	1,942	2,337
Gross carrying amount [member] | More than 1 month but less than 3 months [member]
Disclosure of financial assets [line items]
Trade receivables	425	273
Gross carrying amount [member] | More than 3 month but less than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	231	236
Gross carrying amount [member] | More than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	74	51
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (53)	¥ (39)